Consolidated Statements of Stockholders' Equity - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class A | Inflection Point Acquisition Corp. [Member] | Common Stock
Statement [Line Items]
Balance	$ 139	$ 139		$ 139
Balance (in Shares)	1,386,989	1,386,989		1,386,989
Remeasurement of Class A ordinary shares subject to possible redemption
Reduction of deferred underwriting fee
Issuance of Class B ordinary shares to initial shareholders
Sale of 6,845,000 Private Placement Warrants, net of offering costs
Capital contribution for sale of Class B shares to Anchor Investors
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs			$ 139
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs (in Shares)			1,386,989
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs
Forfeiture of 381,250 Class B founder shares
Remeasurement of exercised over-allotment option
Remeasurement of Class A ordinary shares subject to redemption
Net loss
Activities subsequent to the Business Combination
Balance			$ 139	$ 139	$ 139
Balance (in Shares)			1,386,989	1,386,989	1,386,989
Class A | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Issuance of units
Share-based compensation expense
Net loss
Effects of Business Combination
Recapitalization	$ 2,000
Recapitalization (in Shares)	13,736,932,000
Conversion of SAFE Agreements
Conversion of SAFE Agreements (in Shares)	2,066,667,000
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock
Warrants exercised
Warrants exercised (in Shares)	218,205,000
Net loss
Balance	$ 2,000
Balance (in Shares)	16,021,804,000
Class B | Inflection Point Acquisition Corp. [Member] | Common Stock
Statement [Line Items]
Balance	$ 825	$ 825		$ 825
Balance (in Shares)	8,243,750	8,243,750		8,243,750
Remeasurement of Class A ordinary shares subject to possible redemption
Reduction of deferred underwriting fee
Issuance of Class B ordinary shares to initial shareholders			$ 863
Issuance of Class B ordinary shares to initial shareholders (in Shares)			8,625,000
Sale of 6,845,000 Private Placement Warrants, net of offering costs
Capital contribution for sale of Class B shares to Anchor Investors
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs
Forfeiture of 381,250 Class B founder shares			$ (38)
Forfeiture of 381,250 Class B founder shares (in Shares)			(381,250)
Remeasurement of exercised over-allotment option
Remeasurement of Class A ordinary shares subject to redemption
Net loss
Activities subsequent to the Business Combination
Balance			$ 825	$ 825	$ 825
Balance (in Shares)			8,243,750	8,243,750	8,243,750
Class B | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Issuance of units
Share-based compensation expense
Net loss
Effects of Business Combination
Recapitalization
Recapitalization (in Shares)	10,566,000
Conversion of SAFE Agreements
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock
Warrants exercised
Net loss
Balance
Balance (in Shares)	10,566,000
Series A | Preferred Stock
Statement [Line Items]
Balance
Balance (in Shares)
Issuance of series A preferred stock	$ 25,827,000
Issuance of series A preferred stock (in Shares)	26,000,000
Cumulative preferred dividends	$ 328,000
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Net loss
Activities subsequent to the Business Combination
Balance	$ 26,155,000
Balance (in Shares)	26,000,000
Class C | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Issuance of units
Share-based compensation expense
Net loss
Effects of Business Combination
Recapitalization	$ 6,000
Recapitalization (in Shares)	68,140,188,000
Conversion of SAFE Agreements
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock
Warrants exercised
Net loss
Balance	$ 6,000
Balance (in Shares)	68,140,188,000
Inflection Point Acquisition Corp. [Member] | Paid-in Capital
Statement [Line Items]
Balance	$ 10,292,368	$ 3,590,706		$ 3,590,706
Remeasurement of Class A ordinary shares subject to possible redemption				(4,839,588)
Reduction of deferred underwriting fee				11,541,250
Issuance of Class B ordinary shares to initial shareholders			24,137
Sale of 6,845,000 Private Placement Warrants, net of offering costs			6,831,701
Capital contribution for sale of Class B shares to Anchor Investors			9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs			12,756,833
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs			11,025,229
Forfeiture of 381,250 Class B founder shares			38
Remeasurement of exercised over-allotment option			87,830
Remeasurement of Class A ordinary shares subject to redemption			(36,815,188)
Net loss
Activities subsequent to the Business Combination
Balance			3,590,706	10,292,368	$ 3,590,706
Inflection Point Acquisition Corp. [Member] | Accumulated Deficit
Statement [Line Items]
Balance	(505,919)	(315,511)		(315,511)
Remeasurement of Class A ordinary shares subject to possible redemption
Reduction of deferred underwriting fee
Issuance of Class B ordinary shares to initial shareholders
Sale of 6,845,000 Private Placement Warrants, net of offering costs
Capital contribution for sale of Class B shares to Anchor Investors
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs
Forfeiture of 381,250 Class B founder shares
Remeasurement of exercised over-allotment option
Remeasurement of Class A ordinary shares subject to redemption
Net loss			(315,511)	(190,408)
Activities subsequent to the Business Combination
Balance			(315,511)	(505,919)	(315,511)
Inflection Point Acquisition Corp. [Member]
Statement [Line Items]
Balance	9,787,413	3,276,159		3,276,159
Remeasurement of Class A ordinary shares subject to possible redemption				(4,839,588)
Reduction of deferred underwriting fee				11,541,250
Issuance of Class B ordinary shares to initial shareholders			25,000
Sale of 6,845,000 Private Placement Warrants, net of offering costs			6,831,701
Capital contribution for sale of Class B shares to Anchor Investors			9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs			12,756,972
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs			11,025,229
Forfeiture of 381,250 Class B founder shares
Remeasurement of exercised over-allotment option			87,830
Remeasurement of Class A ordinary shares subject to redemption			(36,815,188)
Net loss			(315,511)	(190,408)
Activities subsequent to the Business Combination
Balance			3,276,159	9,787,413	3,276,159
Paid-in Capital
Statement [Line Items]
Balance	14,967,000	14,337,000		14,337,000	14,168,000
Cumulative preferred dividends	(328,000)
Establishment of noncontrolling interests	85,865,000
Subsequent remeasurement of redeemable noncontrolling interests	(47,416,000)
Issuance of units	22,000			6,000
Share-based compensation expense	101,000	116,000		624,000	318,000
Investment in Intuitive Aviation					(149,000)
Net loss
Effects of Business Combination
Recapitalization	47,438,000
Conversion of SAFE Agreements	20,667,000
Issuance of warrants to preferred shareholders	173,000
Transaction costs	(24,445,000)
Establishment of the earn-out liabilities	(99,659,000)
Activities subsequent to the Business Combination
Share-based compensation expense	106,000
Repurchase of common stock
Warrants exercised	2,509,000
Net loss
Balance		14,453,000	14,337,000	14,967,000	14,337,000
Accumulated Deficit
Statement [Line Items]
Balance	(72,587,000)	(66,182,000)		(66,182,000)	(30,534,000)
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests	(782,813,000)
Issuance of units
Share-based compensation expense
Investment in Intuitive Aviation
Net loss	(5,751,000)	(4,342,000)		(6,405,000)	(35,648,000)
Effects of Business Combination
Recapitalization
Conversion of SAFE Agreements
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock
Warrants exercised
Net loss	(9,360,000,000)
Balance	(870,511,000)	(70,524,000)	(66,182,000)	(72,587,000)	(66,182,000)
Noncontrolling Interest
Statement [Line Items]
Balance					1,351,000
Issuance of series A preferred stock
Cumulative preferred dividends
Establishment of noncontrolling interests	(85,865,000)
Subsequent remeasurement of redeemable noncontrolling interests	830,229,000
Issuance of units
Share-based compensation expense
Investment in Intuitive Aviation					(1,351,000)
Net loss	(8,336,000)
Activities subsequent to the Business Combination
Balance	736,028,000
Members Units
Statement [Line Items]
Balance	$ 1,000	$ 1,000		$ 1,000	$ 1,000
Balance (in Shares)	122,505,500,000	122,500,000,000		122,500,000,000	122,500,000,000
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Issuance of units
Issuance of units (in Shares)	21,500,000			5,500,000
Share-based compensation expense
Investment in Intuitive Aviation
Net loss
Effects of Business Combination
Recapitalization	$ (1,000)
Recapitalization (in Shares)	(122,527,000,000)
Conversion of SAFE Agreements
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock
Warrants exercised
Net loss
Balance		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Balance (in Shares)		122,500,000,000	122,500,000,000	122,505,500,000	122,500,000,000
Treasury Stock
Statement [Line Items]
Balance
Cumulative preferred dividends
Establishment of noncontrolling interests
Subsequent remeasurement of redeemable noncontrolling interests
Issuance of units
Share-based compensation expense
Net loss
Effects of Business Combination
Recapitalization
Conversion of SAFE Agreements
Issuance of warrants to preferred shareholders
Transaction costs
Establishment of the earn-out liabilities
Activities subsequent to the Business Combination
Share-based compensation expense
Repurchase of common stock	(12,825,000)
Warrants exercised
Net loss
Balance	(12,825,000)
Balance	(57,619,000)	$ (51,844,000)		(51,844,000)	$ (15,014,000)
Forfeiture of 381,250 Class B founder shares
Cumulative preferred dividends	(328,000)
Establishment of noncontrolling interests	85,865,000
Subsequent remeasurement of redeemable noncontrolling interests	(830,229,000)
Issuance of units	22,000			6,000
Share-based compensation expense	101,000	116,000		624,000	318,000
Investment in Intuitive Aviation					(1,500,000)
Net loss	(5,751,000)	(4,342,000)		(6,405,000)	(35,648,000)
Recapitalization	47,445,000
Conversion of SAFE Agreements	$ 20,667,000
Conversion of SAFE Agreements (in Shares)	2,066,667
Issuance of warrants to preferred shareholders	$ 173,000
Transaction costs	(24,445,000)
Establishment of the earn-out liabilities	(99,659,000)
Share-based compensation expense	106,000
Repurchase of common stock	(12,825,000)
Warrants exercised	2,509,000
Net loss	(9,360,000)
Balance	$ (883,328,000)	$ (56,070,000)	$ (51,844,000)	$ (57,619,000)	$ (51,844,000)